Intangible Assets, Net (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Intangible Assets, Net [Abstract]
Amortization expense	$ 13,333	$ 13,333	$ 26,667	$ 26,667	$ 53,333	$ 8,889